Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 17,965	$ 6,987
Accounts receivable	284	1,731
Inventory	1,460	834
Prepaid expenses and other current assets	527	276
Total Current Assets	20,236	9,828
Property and equipment, net	1,249	745
Deferred finance charges	389	0
TOTAL ASSETS	21,874	10,573
Current liabilities:
Accounts payable	3,920	3,608
Accrued expenses and other current liabilities (including related party interest of $0 and $244, respectively)	714	633
Deferred revenue	119	0
Accrued warranty	115	0
Income taxes payable	41	0
Capital lease obligation	0	10
Total Current Liabilities	4,909	4,251
Non-current liabilities
Deferred Rent	99	186
Total Liabilities	5,008	4,437
STOCKHOLDERS EQUITY
Common stock, $0.001 par value; 100,000,000 and 20,000,000 shares authorized; 16,567,384 and 16,493,764 shares issued; and 16,557,384 and 16,483,764 shares outstanding, respectively	17	16
Additional paid-in capital	155,707	149,748
Accumulated deficit	(138,658)	(143,428)
Less: Treasury Stock: 10,000 shares at cost	(200)	(200)
Total stockholders' equity	16,866	6,136
Total liabilities and stockholders equity	$ 21,874	$ 10,573